TANGIBLE ASSETS	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
TANGIBLE ASSETS

NOTE 15 – TANGIBLE ASSETS

The movement of the carrying value amounts of tangible assets for the years ended on December 31, 2021, 2020 and 2019 is as follows:

		For own use (1)		Given in operating leases (2)		Right-of-use assets (1)		Investment properties (3) (1)		Biological assets		Total
Cost
Balance as of January 1, 2019	Ps.	8,740,485	Ps.	7,784	Ps.	—	Ps.	836,324	Ps.	84,206	Ps.	9,668,799
Effects of amendments in accounting policies by rights-of-use assets		(91,604)		—		2,365,889		—		—		2,274,285
Purchases or capitalized expenses (4) (5)		671,219		7,468		187,834		116,702		20,559		1,003,782
Withdrawals / Sales		(287,264)		(310)		(80,078)		(68,989)		(18,822)		(455,463)
Changes in fair value		—		—		—		19,597		18,914		38,511
Revaluation of investment properties		—		—		—		5,288		—		5,288
Transfers to/from non-current assets held for sale		(7,782)		—		—		21,722		—		13,940
Effect of movements in exchange rates		54,794		—		50,153		—		—		104,947
Reclassifications		143,507		(1,671)		(4,822)		(2,078)		—		134,936
Balance as of December 31, 2019		9,223,355		13,271		2,518,976		928,566		104,857		12,789,025
Increase due to changes in the lease variables		—		—		7,676		—		—		7,676
Business Combination (6)		293,014		—		90,492		10,164		—		393,670
Purchases or capitalized expenses (4) (5)		634,885		4,481		237,542		37,533		21,285		935,726
Withdrawals / Sales		(270,147)		—		(113,348)		(145,105)		(18,488)		(547,088)
Changes in fair value		—		—		—		(46,924)		15,021		(31,903)
Revaluation of investment properties		—		—		—		9,014		—		9,014
Transfers to/from non-current assets held for sale		(246,021)		—		—		4,323		—		(241,698)
Effect of movements in exchange rates		11,103		—		(19,434)		(700)		—		(9,031)
Reclassifications		72,021		(1,647)		—		11,685		—		82,059
Balance as of December 31, 2020		9,718,210		16,105		2,721,904		808,556		122,675		13,387,450
Increase due to changes in the lease variables		—		—		30,106		—		—		30,106
Purchases or capitalized expenses (4) (5)		637,541		34,306		187,236		77,157		27,213		963,453
Withdrawals / Sales		(375,055)		—		(233,224)		(93,845)		(23,448)		(725,572)
Changes in fair value		—		—		—		22,775		28,546		51,321
Revaluation of investment properties		—		—		—		7,991		—		7,991
Transfers to/from non-current assets held for sale		(1,861)		—		—		22,847		—		20,986
Effect of movements in exchange rates		443,004		—		133,780		2,964		—		579,748
Reclassifications		(36,482)		(2,208)		—		4,490		—		(34,200)
Balance as of December 31, 2021	Ps.	10,385,357	Ps.	48,203	Ps.	2,839,802	Ps.	852,935	Ps.	154,986	Ps.	14,281,283

Accumulated Depreciation:
Balance January 1, 2019	Ps.	(3,070,841)	Ps.	(3,571)	Ps.	—	Ps.	—	Ps.	—	Ps.	(3,074,412)
Effects of amendments in accounting policies by rights of use		25,446		—		(82,351)		—		—		(56,905)
Depreciation of the year charged against profit or loss		(513,357)		(2,552)		(323,196)		—		—		(839,105)
Withdrawals / Sales		231,892		19		8,302		—		—		240,213
Transfers to/from non-current assets held for sale		1,069		—		—		—		—		1,069
Effect of movements in exchange rates		(25,950)		—		772		—		—		(25,178)
Reclassification		(83,564)		1,062		3,055		—		—		(79,447)
Balance December 31, 2019		(3,435,305)		(5,042)		(393,418)		—		—		(3,833,765)
Depreciation of the year charged against profit or loss		(556,579)		(3,616)		(361,510)		—		—		(921,705)
Withdrawals / Sales		213,460		—		36,542		—		—		250,002
Transfers to/from non-current assets held for sale		68,657		—		—		—		—		68,657
Effect of movements in exchange rates		(5,230)		—		33,831		—		—		28,601
Reclassification		(20)		1,548		(1,830)		—		—		(302)
Balance December 31, 2020		(3,715,017)		(7,110)		(686,385)		—		—		(4,408,512)
Depreciation of the year charged against profit or loss		(540,542)		(5,077)		(341,330)		—		—		(886,949)
Withdrawals / Sales		237,420		—		125,691		—		—		363,111
Transfers to/from non-current assets held for sale		733		—		—		—		—		733
Effect of movements in exchange rates		(206,328)		—		(35,271)		—		—		(241,599)
Reclassification		(1,875)		2,208		(2,111)		—		—		(1,778)
Balance December 31, 2021	Ps.	(4,225,609)	Ps.	(9,979)	Ps.	(939,406)	Ps.	—	Ps.	—	Ps.	(5,174,994)

Impairment losses:
Balance as of January 1, 2019	Ps.	(5,901)	Ps.	(3)	Ps.	—	Ps.	—	Ps.	—	Ps.	(5,904)
Year impairment charge		1,085		(30)		—		—		—		1,055
Balance as of December 31, 2019		(4,816)		(33)		—		—		—		(4,849)
Withdrawals / Year impairment charge		(86)		(51)		—		—		—		(137)
Balance as of December 31, 2020		(4,902)		(84)		—		—		—		(4,986)
Withdrawals / Year impairment charge		(678)		(72)		—		—		—		(750)
Balance as of December 31, 2021	Ps.	(5,580)	Ps.	(156)	Ps.	—	Ps.	—	Ps.	—	Ps.	(5,736)

		For own use (1)		Given in operating leases (2)		Right-of-use assets (1)		Investment properties (3) (1)		Biological assets		Total

Tangible assets, net:
Balance as of December 31, 2019	Ps.	5,783,234	Ps.	8,196	Ps.	2,125,558	Ps.	928,566	Ps.	104,857	Ps.	8,950,411
Balance as of December 31, 2020	Ps.	5,998,291	Ps.	8,911	Ps.	2,035,519	Ps.	808,556	Ps.	122,675	Ps.	8,973,952
Balance as of December 31, 2021	Ps.	6,154,168	Ps.	38,068	Ps.	1,900,396	Ps.	852,935	Ps.	154,986	Ps.	9,100,553

(1)	See Note 1.1 “Other events COVID-19” impact.
(2)	Only assets for own use different than asset given in operating lease are included (see note 15.2).
(3)	Cost is included at fair value. The total of purchases of investment properties, includes assets received in total or partial settlement of the payment obligations of debtors, at December 31, 2021 Ps. 75,788 and Ps. 35,874 at December 31, 2020. Includes Ps. 493 by the recognition a new investment property by Banco de Occidente.
(4)	The total of purchases for own use, includes at December 31, 2021 Ps. 5,536, at December 31, 2020 Ps. 137 and Ps. 329 at December 31, 2019 for capitalization of intangible and at December 31, 2021 Ps. 1,189 for decommissioning cost.
(5)	Includes borrowing costs capitalized by Ps. 616, at December 31, 2021; Ps. 295 at December 31, 2020 and Ps. 2,656 at December 31, 2019. with a capitalized interest rate (weighted average) of 5.14%, 5.81% and 7.66% E.A. respectively.
(6)	Includes recognition of the business combination on Multi Financial Group, Inc., (see note 35).

15.1.         Tangible assets for own use

The following is the detail of the balance at December 31, 2021 and 2020, by type:

			Accumulated		Impairment		Carrying
December 31, 2021	Cost		depreciation		loss		amount
Land	Ps.	1,147,650		—		(1,786)	Ps.	1,145,864
Buildings		2,827,154		(706,922)		(3,281)		2,116,951
Office equipment and accessories		1,180,416		(872,070)		(299)		308,047
Information technology equipment		2,462,693		(1,816,775)		(200)		645,718
Vehicles		140,268		(98,115)		(14)		42,139
Equipment and machinery		1,585,128		(415,735)		—		1,169,393
Silos		8,613		(6,786)		—		1,827
Warehouses		63,325		(35,469)		—		27,856
Improvements in leaseholds properties		483,602		(248,706)		—		234,896
Construction in progress		221,217		—		—		221,217
Bearer plants		265,291		(25,031)		—		240,260
Balance as of December 31, 2021	Ps.	10,385,357	Ps.	(4,225,609)	Ps.	(5,580)	Ps.	6,154,168

			Accumulated		Impairment		Carrying
December 31, 2020	Cost		depreciation		loss		amount
Land	Ps.	1,119,233	Ps.	—	Ps.	(4,405)	Ps.	1,114,828
Buildings		2,676,382		(628,643)		—		2,047,739
Office equipment and accessories		1,109,808		(795,010)		(280)		314,518
Information technology equipment		2,205,683		(1,567,691)		—		637,992
Vehicles		138,054		(83,623)		—		54,431
Equipment and machinery		1,532,530		(342,150)		(217)		1,190,163
Silos		8,613		(6,746)		—		1,867
Warehouses		62,833		(34,275)		—		28,558
Improvements in leaseholds properties		464,407		(237,477)		—		226,930
Construction in progress		150,335		—		—		150,335
Bearer plants		250,332		(19,402)		—		230,930
Balance as of December 31, 2020	Ps.	9,718,210	Ps.	(3,715,017)	Ps.	(4,902)	Ps.	5,998,291

15.2          Tangible assets given in operating leases:

The following is movement of carrying value amounts of the balance to as of December 31, 2021 and 2020, by type:

			Accumulated		Impairment		Carrying
December 31, 2021	Cost		depreciation		loss		amount
Computing equipment	Ps.	33,547	Ps.	(6,872)	Ps.	—	Ps.	26,675
Vehicles		9,592		(1,700)		—		7,892
Mobilization equipment and machinery		5,064		(1,407)		(156)		3,501
Balance as of December 31, 2021	Ps.	48,203	Ps.	(9,979)	Ps.	(156)	Ps.	38,068

			Accumulated		Impairment		Carrying
December 31, 2020	Cost		depreciation		loss		amount
Computing equipment	Ps.	11,034	Ps.	(4,897)	Ps.	—	Ps.	6,137
Vehicles		2,776		(1,418)		—		1,358
Mobilization equipment and machinery		2,295		(795)		(84)		1,416
Balance as of December 31, 2020	Ps.	16,105	Ps.	(7,110)	Ps.	(84)	Ps.	8,911

15.3          Right-of-use assets:

The following is movement of carrying value amounts of the balance to as of December 31, 2021 and 2020, by type:

				Accumulated		Carrying
December 31, 2021		Cost		depreciation		amount
Land	Ps.	32,254	Ps.	(5,104)	Ps.	27,150
Buildings		2,281,264		(722,433)		1,558,831
Office equipment and accessories		1,882		(407)		1,475
Information technology equipment		118,429		(40,436)		77,993
Vehicles		87,063		(39,471)		47,592
Equipment and machinery		188,894		(81,662)		107,232
Warehouses		130,016		(49,893)		80,123
Balance as of December 31, 2021	Ps.	2,839,802	Ps.	(939,406)	Ps.	1,900,396

			Accumulated		Carrying
December 31, 2020	Cost		depreciation		amount
Land	Ps.	30,353	Ps.	(3,076)	Ps.	27,277
Buildings		2,196,138		(510,670)		1,685,468
Office equipment and accessories		2,126		(116)		2,010
Information technology equipment		101,540		(32,742)		68,798
Vehicles		84,231		(33,242)		50,989
Equipment and machinery		188,227		(73,853)		114,374
Warehouses		119,289		(32,686)		86,603
Balance as of December 31, 2020	Ps.	2,721,904	Ps.	(686,385)	Ps.	2,035,519

15.4          Investment properties

The following table summarizes investment properties as of December 31, 2021 and 2020:

			Accumulated
			adjustments		Carrying
December 31, 2021	Cost		to fair value		amount
Land	Ps.	354,066	Ps.	155,224	Ps.	509,290
Buildings		277,196		66,449		343,645
Balance as of December 31, 2021	Ps.	631,262	Ps.	221,673	Ps.	852,935

			Accumulated
			adjustments		Carrying
December 31, 2020	Cost		to fair value		amount
Land	Ps.	363,220	Ps.	135,899	Ps.	499,119
Buildings		242,049		67,388		309,437
Balance as of December 31, 2020	Ps.	605,269	Ps.	203,287	Ps.	808,556

The following amounts have been recognized in the Consolidated Statement of Income during the years ended on December 31, 2021, 2020 and 2019 in relation to investments properties:

	December 31,		December 31,		December 31,
	2021		2020		2019
Income from rents	Ps.	10,540	Ps.	8,382	Ps.	10,289
Direct operating expenses deriving from property investments which create income from rent		(1,793)		(2,268)		(1,929)
Direct operating expenses deriving from property investments which do not create income from rent		(5,292)		(4,454)		(6,211)
	Ps.	3,455	Ps.	1,660	Ps.	2,149